LEASE LIABILITY (Disclosure of lease liability) (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Lease liabilities [abstract]
Lease liability	$ 161,737	$ 333,727
Less: current portion	(161,737)	(171,990)
Long-term portion	$ 0	$ 161,737